Quarterly Holdings Report
for
Fidelity® Sustainable Low Duration Bond ETF
May 31, 2025
LDB-NPRT3-0725
1.9904954.103
Asset-Backed Securities - 12.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 12.4%
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027	1,899	1,900
BofA Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	2,276	2,280
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (b)	5,000	4,996
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/2028	25,000	24,311
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A2A, 5.91% 10/15/2026	2,563	2,565
CarMax Auto Owner Trust Series 2023-4 Class A2A, 6.08% 12/15/2026	1,858	1,861
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	4,865	4,875
Carmax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	4,191	4,192
Carmax Auto Owner Trust Series 2025-1 Class A2A, 4.63% 3/15/2028	10,000	9,997
Carmax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	5,000	5,002
Carvana Auto Receivables Trust Series 2024-P4 Class A2, 4.62% 2/10/2028	4,132	4,130
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	10,000	9,984
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	2,215	2,217
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	3,576	3,581
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	259	259
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	20,000	20,226
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	3,009	3,021
DLLST Series 2024-1A Class A3, 5.05% 8/20/2027 (b)	20,000	20,056
DRIVE Series 2025-1 Class A2, 4.87% 8/15/2028	5,000	5,000
Exeter Automobile Receivables Trust Series 2025-3A Class A2, 4.83% 1/18/2028	10,000	10,001
Ford Credit Auto Lease Trust Series 2025-A Class A2A, 4.57% 8/15/2027	10,000	9,995
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	5,000	5,001
Ford Credit Auto Owner Trust Series 2025-A Class A2A, 4.47% 12/15/2027	20,000	19,977
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	5,072	5,086
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (c)	25,000	25,017
GM Financial Automobile Leasing Trust Series 2025-1 Class A3, 4.66% 2/21/2028	20,000	20,074
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	1,995	1,997
GM Financial Consumer Automobile Receivables Trust Series 2025-2 Class A2A, 4.4% 2/16/2028	15,000	14,992
Gm Finl Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	6,797	6,793
Gmf Leasing LLC Series 2025-2 Class A2A, 4.55% 7/20/2027	15,000	14,997
Harot Series 2025-2 Class A2A, 4.3% 1/18/2028	13,000	12,970
Honda Auto Receivables Owner Trust Series 2023-2 Class A3, 4.93% 11/15/2027	14,236	14,269
Honda Auto Receivables Owner Trust Series 2025-1 Class A2, 4.53% 8/23/2027	25,000	25,017
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	4,666	4,674
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	7,407	7,406
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	4,588	4,595
M&T Equipment Notes Series 2025-1A Class A2, 4.7% 12/16/2027 (b)	5,000	5,006
MBART Series 2025-1 Class A2A, 4.5% 2/15/2028	10,000	9,991
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	20,000	19,934
Mercedes-Benz Auto Lease Trust Series 2025-A Class A2A, 4.57% 4/17/2028	10,000	10,018
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A2, 5.92% 11/16/2026	801	802
Nissan Auto Receivables Owner Trust Series 2023-B Class A2A, 5.95% 5/15/2026	1,848	1,849
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	1,390	1,392
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	5,000	5,004
Santander Drive Auto Receivables Trust Series 2025-2 Class A2, 4.71% 6/15/2028	15,000	15,000
SBNA Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	2,654	2,658
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	20,000	20,166
SBNA Auto Lease Trust Series 2025-A Class A3, 4.83% 4/20/2028 (b)	20,000	20,052
SFAST Series 2025-1A Class A2, 4.65% 5/22/2028 (b)	9,847	9,846
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3, 5.47% 10/20/2028 (b)	19,198	19,315
SFS Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	3,624	3,633
Sfs Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	6,829	6,827
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	3,521	3,521
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	6,709	6,720
Toyota Auto Receivables Owner Trust Series 2023-C Class A2A, 5.6% 8/17/2026	559	560
Toyota Auto Receivables Owner Trust Series 2023-D Class A2A, 5.8% 11/16/2026	2,387	2,391
Toyota Auto Receivables Owner Trust Series 2025-B Class A2A, 4.46% 3/15/2028	20,000	20,007
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (b)	10,000	10,012
Volkswagen Auto Lease Trust Series 2024-A Class A3, 5.21% 6/21/2027	20,000	20,163
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	19,856	19,866
Woart Series 2025-B Class A2A, 4.38% 8/15/2028	15,000	14,983
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A2A, 5.91% 2/16/2027	1,375	1,377
World Omni Auto Receivables Tr Series 2023-C Class A2A, 5.57% 12/15/2026	100	100
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	20,000	20,067
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	3,429	3,435
World Omni Auto Receivables Trust Series 2025-A Class A2A, 4.49% 4/17/2028	10,000	9,997
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	4,656	4,667
TOTAL UNITED STATES		622,673
TOTAL ASSET-BACKED SECURITIES (Cost $622,787)		622,673

Commercial Mortgage Securities - 0.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.7%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2030 (b)(c)(d)	10,000	10,042
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d)	10,000	9,925
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1435% 1/15/2034 (b)(c)(d)	17,145	17,134
TOTAL UNITED STATES		37,101
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $36,975)		37,101

Non-Convertible Corporate Bonds - 49.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Financials - 0.2%
Banks - 0.2%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 4.7382% 11/27/2026 (b)(c)(d)	11,000	11,014
CANADA - 5.9%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Rogers Communications Inc 3.625% 12/15/2025	12,000	11,923
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Canadian Natural Resources Ltd 2.05% 7/15/2025	12,000	11,961
Enbridge Inc 5.9% 11/15/2026	10,000	10,168
		22,129
Financials - 5.1%
Banks - 5.1%
Bank of Montreal 0.949% 1/22/2027 (c)	12,000	11,711
Bank of Montreal 4.567% 9/10/2027 (c)	20,000	19,984
Bank of Nova Scotia/The 2.7% 8/3/2026	20,000	19,612
Bank of Nova Scotia/The 2.951% 3/11/2027	15,000	14,630
Bank of Nova Scotia/The 5.35% 12/7/2026	18,000	18,222
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (c)	20,000	19,969
Canadian Imperial Bank of Commerce 5.615% 7/17/2026	15,000	15,190
Canadian Imperial Bank of Commerce 5.926% 10/2/2026	15,000	15,274
Royal Bank of Canada 4.51% 10/18/2027 (c)	15,000	15,005
Royal Bank of Canada 5.069% 7/23/2027 (c)	15,000	15,099
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.0396% 10/18/2027 (c)(d)	12,000	12,007
Royal Bank of Canada U.S. SOFR Averages Index + 0.79%, 5.1072% 7/23/2027 (c)(d)	20,000	20,029
Toronto Dominion Bank 1.25% 9/10/2026	18,000	17,278
Toronto Dominion Bank 5.532% 7/17/2026	20,000	20,222
Toronto Dominion Bank U.S. SOFR Index + 0.62%, 4.9613% 12/17/2026 (c)(d)	15,000	15,011
		249,243
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Emera US Finance LP 3.55% 6/15/2026	12,000	11,841
TOTAL CANADA		295,136
IRELAND - 0.6%
Industrials - 0.6%
Transportation Infrastructure - 0.6%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (b)	15,000	14,890
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	15,000	14,899

TOTAL IRELAND		29,789
NETHERLANDS - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	20,000	19,838
NXP BV / NXP Funding LLC 5.35% 3/1/2026	15,000	15,077

TOTAL NETHERLANDS		34,915
UNITED KINGDOM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
GlaxoSmithKline Capital PLC U.S. SOFR Index + 0.5%, 4.8428% 3/12/2027 (c)(d)	17,000	17,041
UNITED STATES - 42.1%
Communication Services - 1.8%
Diversified Telecommunication Services - 0.6%
AT&T Inc 1.7% 3/25/2026	22,000	21,485
AT&T Inc 3.875% 1/15/2026	11,000	10,937
		32,422
Media - 0.4%
Discovery Communications LLC 4.9% 3/11/2026	19,000	18,970
Wireless Telecommunication Services - 0.8%
Sprint LLC 7.625% 3/1/2026	19,000	19,209
T-Mobile USA Inc 1.5% 2/15/2026	10,000	9,767
T-Mobile USA Inc 2.625% 4/15/2026	10,000	9,845
		38,821
TOTAL COMMUNICATION SERVICES		90,213

Consumer Discretionary - 3.3%
Automobiles - 1.9%
General Motors Financial Co Inc 4.3% 7/13/2025	15,000	14,987
General Motors Financial Co Inc 5.4% 4/6/2026	41,000	41,121
Hyundai Capital America 5.65% 6/26/2026 (b)	11,000	11,098
Hyundai Capital America 5.8% 6/26/2025 (b)	15,000	15,007
Hyundai Capital America 6.25% 11/3/2025 (b)	11,000	11,055
		93,268
Leisure Products - 0.9%
Mattel Inc 3.375% 4/1/2026 (b)	12,000	11,815
Mattel Inc 5.875% 12/15/2027 (b)	31,000	31,109
		42,924
Specialty Retail - 0.5%
Home Depot Inc/The U.S. SOFR Index + 0.33%, 4.6738% 12/24/2025 (c)(d)	9,000	9,009
Ross Stores Inc 0.875% 4/15/2026	15,000	14,538
		23,547
TOTAL CONSUMER DISCRETIONARY		159,739

Consumer Staples - 1.6%
Beverages - 0.3%
Keurig Dr Pepper Inc U.S. SOFR Index + 0.58%, 4.8863% 11/15/2026 (c)(d)	17,000	17,025
Consumer Staples Distribution & Retail - 0.6%
7-Eleven Inc 0.95% 2/10/2026 (b)	12,000	11,679
Mars Inc 4.45% 3/1/2027 (b)	6,000	6,005
Walmart Inc U.S. SOFR Averages Index + 0.43%, 4.7471% 4/28/2027 (c)(d)	14,000	14,036
		31,720
Food Products - 0.7%
Bunge Ltd Fin Corp 3.25% 8/15/2026	15,000	14,770
Kraft Heinz Foods Co 3% 6/1/2026	18,000	17,722
		32,492
TOTAL CONSUMER STAPLES		81,237

Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
DCP Midstream Operating LP 5.375% 7/15/2025	11,000	11,003
EQT Corp 3.125% 5/15/2026 (b)	42,000	41,242
MPLX LP 1.75% 3/1/2026	12,000	11,730
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	11,000	11,136
Western Gas Partners LP 4.65% 7/1/2026	16,000	15,955
Williams Cos Inc/The 5.4% 3/2/2026	5,000	5,025
		96,091
Financials - 21.9%
Banks - 10.8%
Bank of America Corp 1.197% 10/24/2026 (c)	10,000	9,859
Bank of America Corp 1.658% 3/11/2027 (c)	15,000	14,654
Bank of America Corp 1.734% 7/22/2027 (c)	15,000	14,509
Bank of America Corp 3.559% 4/23/2027 (c)	45,000	44,539
Bank of America Corp 5.08% 1/20/2027 (c)	15,000	15,032
Citigroup Inc 1.122% 1/28/2027 (c)	12,000	11,715
Citigroup Inc 1.462% 6/9/2027 (c)	8,000	7,734
Citigroup Inc 3.2% 10/21/2026	15,000	14,729
Citigroup Inc 5.61% 9/29/2026 (c)	19,000	19,044
Citizens Financial Group Inc 2.85% 7/27/2026	40,000	39,202
JPMorgan Chase & Co 1.045% 11/19/2026 (c)	45,000	44,210
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	12,000	11,685
JPMorgan Chase & Co 3.96% 1/29/2027 (c)	12,000	11,950
JPMorgan Chase & Co 6.07% 10/22/2027 (c)	15,000	15,311
JPMorgan Chase & Co U.S. SOFR Index + 0.885%, 5.2043% 4/22/2027 (c)(d)	15,000	15,038
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)	41,000	41,023
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	15,000	15,088
PNC Financial Services Group Inc/The 5.812% 6/12/2026 (c)	15,000	15,003
PNC Financial Services Group Inc/The 6.615% 10/20/2027 (c)	11,000	11,310
Truist Financial Corp 1.267% 3/2/2027 (c)	12,000	11,677
Truist Financial Corp 4.26% 7/28/2026 (c)	28,000	27,968
Truist Financial Corp 6.047% 6/8/2027 (c)	19,000	19,245
US Bancorp 5.727% 10/21/2026 (c)	19,000	19,071
US Bancorp 6.787% 10/26/2027 (c)	19,000	19,564
Wells Fargo & Co 3% 10/23/2026	15,000	14,697
Wells Fargo & Co 3.196% 6/17/2027 (c)	12,000	11,827
Wells Fargo & Co 4.54% 8/15/2026 (c)	20,000	19,992
Wells Fargo & Co 4.9% 1/24/2028 (c)	20,000	20,074
		535,750
Capital Markets - 6.0%
Athene Global Funding 4.86% 8/27/2026 (b)	15,000	15,034
Athene Global Funding 4.95% 1/7/2027 (b)	15,000	15,039
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (c)	41,000	40,970
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	12,000	11,772
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	20,000	19,497
Goldman Sachs Group Inc/The 5.798% 8/10/2026 (c)	45,000	45,084
Goldman Sachs Group Inc/The U.S. SOFR Index + 1.29%, 5.6072% 4/23/2028 (c)(d)	20,000	20,122
LPL Holdings Inc 4.625% 11/15/2027 (b)	15,000	14,881
Morgan Stanley 0.985% 12/10/2026 (c)	16,000	15,680
Morgan Stanley 1.512% 7/20/2027 (c)	20,000	19,297
Morgan Stanley 1.593% 5/4/2027 (c)	12,000	11,661
Morgan Stanley 4.679% 7/17/2026 (c)	45,000	44,994
Nasdaq Inc 5.65% 6/28/2025	2,000	2,000
State Street Corp 5.751% 11/4/2026 (c)	20,000	20,093
State Street Corp U.S. SOFR Index + 0.95%, 5.2666% 4/24/2028 (c)(d)	7,000	7,036
		303,160
Consumer Finance - 2.2%
American Express Co 5.389% 7/28/2027 (c)	15,000	15,133
American Express Co 5.645% 4/23/2027 (c)	15,000	15,135
American Express Co 6.338% 10/30/2026 (c)	16,000	16,110
Capital One Financial Corp 4.985% 7/24/2026 (c)	30,000	30,000
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 4.7796% 4/10/2026 (c)(d)	12,000	12,002
Toyota Motor Credit Corp U.S. SOFR Index + 0.71%, 4.9985% 5/14/2027 (c)(d)	20,000	20,038
		108,418
Financial Services - 0.7%
Aviation Capital Group LLC 1.95% 9/20/2026 (b)	15,000	14,428
Corebridge Global Funding 5.75% 7/2/2026 (b)	11,000	11,138
Western Union Co/The 1.35% 3/15/2026	12,000	11,668
		37,234
Insurance - 2.2%
Equitable Financial Life Global Funding 1% 1/9/2026 (b)	12,000	11,746
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	8,000	7,726
Equitable Financial Life Global Funding 1.4% 7/7/2025 (b)	12,000	11,963
Equitable Financial Life Global Funding 5.5% 12/2/2025 (b)	36,000	36,146
Jackson National Life Global Funding 3.05% 4/29/2026 (b)	41,000	40,453
		108,034
TOTAL FINANCIALS		1,092,596

Health Care - 2.3%
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp 1.9% 6/1/2025	37,000	37,000
Health Care Providers & Services - 1.6%
Cigna Group/The 1.25% 3/15/2026	16,000	15,584
CVS Health Corp 2.875% 6/1/2026	12,000	11,785
CVS Health Corp 3.625% 4/1/2027	15,000	14,740
CVS Health Corp 5% 2/20/2026	10,000	10,014
HCA Inc 5.25% 6/15/2026	19,000	19,020
HCA Inc 5.875% 2/15/2026	7,000	7,015
		78,158
TOTAL HEALTH CARE		115,158

Industrials - 1.8%
Aerospace & Defense - 0.4%
L3Harris Technologies Inc 3.85% 12/15/2026	18,000	17,829
Industrial Conglomerates - 0.2%
Trane Technologies Financing Ltd 3.5% 3/21/2026	12,000	11,912
Machinery - 0.4%
Caterpillar Financial Services Corp U.S. SOFR Index + 0.69%, 5.0118% 10/16/2026 (c)(d)	20,000	20,081
Trading Companies & Distributors - 0.8%
Air Lease Corp 2.875% 1/15/2026	16,000	15,810
Air Lease Corp 3.375% 7/1/2025	12,000	11,985
Air Lease Corp 3.75% 6/1/2026	13,000	12,892
		40,687
TOTAL INDUSTRIALS		90,509

Information Technology - 2.7%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 6.02% 6/15/2026	15,000	15,139
Semiconductors & Semiconductor Equipment - 0.2%
Marvell Technology Inc 1.65% 4/15/2026	15,000	14,614
Software - 1.5%
Oracle Corp 2.65% 7/15/2026	23,000	22,518
Oracle Corp 5.8% 11/10/2025	10,000	10,053
Roper Technologies Inc 3.8% 12/15/2026	23,000	22,795
VMware LLC 1.4% 8/15/2026	20,000	19,256
		74,622
Technology Hardware, Storage & Peripherals - 0.7%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	33,000	32,952
TOTAL INFORMATION TECHNOLOGY		137,327

Materials - 0.3%
Chemicals - 0.3%
Celanese US Holdings LLC 1.4% 8/5/2026	8,000	7,664
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	9,000	8,888
		16,552
Real Estate - 1.8%
Office REITs - 0.3%
COPT Defense Properties LP 2.25% 3/15/2026	18,000	17,622
Specialized REITs - 1.5%
American Tower Corp 1.3% 9/15/2025	12,000	11,874
American Tower Corp 1.6% 4/15/2026	12,000	11,681
American Tower Corp 3.375% 10/15/2026	10,000	9,849
American Tower Corp 4% 6/1/2025	11,000	11,000
Crown Castle Inc 1.05% 7/15/2026	19,000	18,224
Crown Castle Inc 1.35% 7/15/2025	12,000	11,947
		74,575
TOTAL REAL ESTATE		92,197

Utilities - 2.7%
Electric Utilities - 1.3%
DTE Electric Co 4.25% 5/14/2027	3,000	2,983
Eversource Energy 4.75% 5/15/2026	11,000	11,013
Jersey Central Power & Light Co 4.3% 1/15/2026 (b)	11,000	10,965
Oncor Electric Delivery Co LLC 4.5% 3/20/2027 (b)	9,000	9,017
Pacific Gas and Electric Co 3.5% 6/15/2025	12,000	11,991
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.2983% 9/4/2025 (c)(d)	15,000	14,999
Vistra Operations Co LLC 5.05% 12/30/2026 (b)	3,000	3,008
		63,976
Gas Utilities - 0.2%
East Ohio Gas Co/The 1.3% 6/15/2025 (b)	12,000	11,984
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 1.375% 1/15/2026	12,000	11,727
Multi-Utilities - 1.0%
Dominion Energy Inc 1.45% 4/15/2026	37,000	36,002
NiSource Inc 0.95% 8/15/2025	12,000	11,907
		47,909
TOTAL UTILITIES		135,596

TOTAL UNITED STATES		2,107,215
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,488,505)		2,495,110

U.S. Treasury Obligations - 34.8%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 11/28/2025	4.25 to 4.32	368,900	361,260
US Treasury Bills 0% 6/12/2025	4.23 to 4.25	300,000	299,646
US Treasury Bills 0% 8/26/2025	4.31	100,000	99,001
US Treasury Bills 0% 8/7/2025	4.27	300,000	297,674
US Treasury Bills 0% 9/4/2025	4.20 to 4.21	313,700	310,242
US Treasury Notes 3.5% 9/30/2026	4.20 to 4.36	329,900	327,581
US Treasury Notes 4.125% 1/31/2027	4.37	50,000	50,113
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,744,332)			1,745,517

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $114,789)	4.32	114,766	114,789

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,007,388)	5,015,190
NET OTHER ASSETS (LIABILITIES) - 0.0%	1,262
NET ASSETS - 100.0%	5,016,452

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $603,722 or 12.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	110,489	1,673,224	1,668,924	4,112	-	-	114,789	114,766	0.0%
Total	110,489	1,673,224	1,668,924	4,112	-	-	114,789

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.